UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05037

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2018

Item 1. Schedule of Investments.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF INVESTMENTS
AT JANUARY 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 86.8%
Aerospace & Defense: 7.1%
128,545	KLX, Inc. [1]	$9,082,990
62,103	United Technologies Corp.	8,570,835
		17,653,825
Agriculture: 2.1%
58,235	Calavo Growers, Inc.	5,066,445

Air Freight & Logistics: 3.5%
33,137	FedEx Corp. [2]	8,697,800

Airlines: 3.0%
131,848	Delta Air Lines, Inc. [2]	7,485,011

Application Software: 4.4%
117,931	CDK Global, Inc.	8,407,301
26,460	Microsoft Corp.	2,513,965
		10,921,266
Communications Equipment: 2.9%
173,672	Cisco Systems, Inc.	7,214,335

Consumer Finance: 1.5%
42,603	PayPal Holdings, Inc. [1,2]	3,634,888

Diversified Banks: 5.4%
191,238	Bank of America Corp.	6,119,616
91,346	Citigroup, Inc. [2]	7,168,834
		13,288,450
Diversified Chemicals: 3.8%
125,913	DowDuPont, Inc. [2]	9,516,504

Diversified Metals & Mining: 4.2%
166,232	Newmont Mining Corp.	6,734,058
64,456	Rio Tinto PLC - ADR	3,616,626
		10,350,684
Electric Equipment & Instruments: 3.6%
175,893	FLIR Systems, Inc.	9,007,480

Financial Services: 2.0%
85,831	The Bank of New York Mellon Corp.	4,866,618

Food Services: 2.5%
133,634	Aramark	6,121,773

Health Care Equipment: 4.9%
97,029	Abbott Laboratories [2]	6,031,323
48,679	Zimmer Biomet Holdings, Inc.	6,188,074
		12,219,397
Holding Companies: 3.7%
43,103	Berkshire Hathaway, Inc. - Class B [1,2]	9,240,421

Industrial Machinery: 1.4%
71,183	Kennametal, Inc.	3,472,307

Investment Banking & Brokerage: 5.0%
110,402	E*TRADE Financial Corp. [1]	5,818,185
9,403	The Goldman Sachs Group, Inc.	2,518,970
42,104	Raymond James Financial, Inc.	4,058,405
		12,395,560

IT Consulting & Services: 3.8%
142,564	Leidos Holdings, Inc.		9,494,762

Medical Equipment: 1.5%
16,914	Thermo Fisher Scientific, Inc.		3,790,597

Mortgage Insurance: 3.4%
567,302	MGIC Investment Corp. [1,2]		8,407,416

Packaged Foods & Meats: 1.5%
58,832	Pinnacle Foods, Inc.		3,644,054

Regional Banks: 1.9%
179,309	Seacoast Banking Corporation of Florida [1,2]		4,624,379

Renewable Electricity: 3.5%
190,904	NextEra Energy Partners LP		8,573,499

Restaurants: 1.4%
38,519	Jack in the Box, Inc.		3,504,844

Specialized Real Estate Investment Trusts: 3.1%
203,219	Weyerhaeuser Co.		7,628,841

Specialty Chemicals: 2.9%
98,627	Ashland Global Holdings, Inc. [2]		7,159,334

Transportation & Logistics: 2.8%
92,258	Kirby Corp. [1]		6,910,124

TOTAL COMMON STOCKS
(Cost $179,084,342)			214,890,614

Principal
CONVERTIBLE BONDS: 0.1%
Mortgage Insurance: 0.1%
$200,000	MGIC Investment Corp.
	9.000%, 4/1/2063 [2,3]		273,603
TOTAL CONVERTIBLE BONDS
(Cost $234,939)			273,603

Shares		Notional Value
SHORT-TERM INVESTMENTS: 9.5%
Money Market Funds: 9.5%
23,613,710	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.208% [4]		23,613,710
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,613,710)			23,613,710

TOTAL MISCELLANEOUS SECURITIES: 3.3% [5]
(Cost $12,857,423)		$ 278,615,322	8,222,377

TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $215,790,414)			247,000,304
Other Assets in Excess of Liabilities: 0.3%			634,852
TOTAL NET ASSETS: 100.0%			$247,635,156

ADR	American Depositary Receipt
[1]	Non-income producing security
[2]	All or a portion of the shares of this security have been committed as collateral for securities sold short.
[3]
Security is exempt from registration under Rule 144a of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2018, the value of this security was $273,603 or 0.1% of net assets.

[4]	Seven-day yield as of January 31, 2018
[5]	Represents previously undisclosed securities which the Fund has held for less than one year.

Otter Creek Long/Short Opportunity Fund

SCHEDULE OF SECURITIES SOLD SHORT
AT JANUARY 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 47.6% [1]
Apparel Retail: 2.5%
29,427	Burlington Stores, Inc.	$3,581,560
61,012	Skechers USA., Inc. - Class A	2,513,085
		6,094,645
Application Software: 4.3%
50,454	Blackbaud, Inc.	4,834,502
62,089	Ellie Mae, Inc.	5,805,322
		10,639,824
Asset Management & Custody Banks: 1.1%
4,964	BlackRock, Inc.	2,788,775

Auto Parts & Equipment: 1.4%
32,448	LCI Industries	3,577,392

Automobile Manufacturers: 3.0%
6,870	Tesla Motors, Inc.	2,434,110
109,604	Winnebago Industries, Inc.	4,981,502
		7,415,612
Consumer Finance: 1.3%
159,077	The Western Union Co.	3,307,211

Food Retail: 1.0%
86,300	Sprouts Farmers Market, Inc.	2,410,359

General Merchandise Stores: 1.9%
87,362	Ollie's Bargain Outlet Holdings, Inc.	4,852,959

Household Products: 2.5%
105,071	Energizer Holdings, Inc.	6,117,234

Housewares & Specialties: 1.5%
136,852	Newell Brands, Inc.	3,618,367

Industrial Machinery: 2.8%
39,897	Snap-on, Inc.	6,834,755

Internet & Direct Marketing Research: 2.5%
66,900	Wayfair, Inc. - Class A	6,155,469

Internet Software & Services: 1.7%
33,208	Shopify, Inc. - Class A	4,247,967

Investment Banking & Brokerage: 1.9%
71,815	Stifel Financial Corp.	4,848,949

Leisure Facilities: 1.2%
91,533	Planet Fitness, Inc. - Class A	3,090,154

Packaged Foods & Meats: 1.4%
44,696	Post Holdings, Inc.	3,382,146

Regional Banks: 2.8%
70,023	Bank of the Ozarks, Inc.	3,497,649
14,050	SVB Financial Group	3,464,027
		6,961,676
Semiconductor Equipment: 2.2%
117,311	Teradyne, Inc.	5,377,536

Semiconductors: 4.4%
13,459	Broadcom Ltd.	3,338,236
10,613	NVIDIA Corp.	2,608,675
50,942	Skyworks Solutions, Inc.	4,952,072
		10,898,983
Specialized Real Estate Investment Trusts: 2.6%
6,746	Equinix, Inc.	3,070,712
98,471	Iron Mountain, Inc.	3,449,439
		6,520,151
Specialty Stores: 1.3%
48,199	Five Below, Inc.	3,129,561

Systems Software: 2.3%
207,992	Symantec Corp.	5,663,622

TOTAL COMMON STOCKS
(Proceeds $105,331,376)		117,933,347
Total Securities Sold Short (Proceeds $105,331,376)		$117,933,347

Percentages are stated as a percent of net assets.
[1]	Non-income producing security

Summary of Fair Value Exposure at January 31, 2018 (Unaudited)
The Otter Creek Long/Short Opportunity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of January 31, 2018. See the Schedule of Investments and Schedule of Securities Sold Short for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$214,890,614	$-	$–	$214,890,614
Convertible Bonds	–	273,603	–	273,603
Short-Term Investments	23,613,710	–	–	23,613,710
Miscellaneous Securities	–	8,222,377	–	8,222,377
Total Investments in Securities	$238,504,324	$8,495,980	$–	$247,000,304
Securities Sold Short
Common Stocks	$117,933,347	$–	$–	$117,933,347
Total Securities Sold Short	$117,933,347	$–	$–	$117,933,347

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Levels 1, 2 or 3 during the period ended January 31, 2018.

The Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may invest in options on equities, debt and stock indices (collectively, “options”). The Fund may also invest in futures contracts and options on futures contracts (collectively,  futures”). The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions. The Fund will not invest in futures for speculative purposes.

The average absolute notional value of options held by the Fund during the period was $312,888,462. The following table presents the fair value of derivative instruments, held long or written by the Fund at January 31, 2018:

	Asset Derivatives as of January 31, 2018		Liability Derivatives as of January 31, 2018
Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts: Call Options Purchased	Investments in securities, at value	$56,100	None	$-
Equity Contracts: Put Options Purchased	Investments in securities, at value	8,166,277	None	-
Total		$8,222,377		$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date                                      3/22/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
  Elaine E. Richards, President/Principal Executive Officer

Date                                         3/22/18

By (Signature and Title) /s/ Aaron J. Perkovich
 Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                        3/22/18